FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
FINANCIAL RISK MANAGEMENT
FINANCIAL RISK MANAGEMENT

NOTE 36 — FINANCIAL RISK MANAGEMENT

a)           Financial Risk Management Policies

The Group is exposed to a variety of financial market risks including interest rate, commodity prices, foreign exchange and liquidity risk. The Group’s risk management strategy focuses on the volatility of commodity markets and protecting cash flow in the event of declines in commodity pricing. The Group has historically used derivative financial instruments to hedge exposure to fluctuations in commodity prices, and at times, interest rates and foreign currency transactions.  The Group’s financial instruments consist mainly of deposits with banks, accounts receivable, derivative financial instruments, credit facility, and payables. The main purpose of non-derivative financial instruments is to providing funding for the Group operations.

i)       Treasury Risk Management

Financial risk management is carried out by Management. The Board sets financial risk management policies and procedures by which Management are to adhere. Management identifies and evaluates all financial risks and enters into financial risk instruments to mitigate these risk exposures in accordance with the policies and procedures outlined by the Board.

ii)      Financial Risk Exposure and Management

The Group’s interest rate risk arises from its borrowings. Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.

iii)     Commodity Price Risk Exposure and Management

The Board reviews oil and natural gas hedging on a monthly basis. Reports providing detailed analysis of the Group’s hedging activity are monitored against Group policy. The Group currently sells its oil on market using NYMEX West Texas Intermediary (“WTI”) and Brent Crude (“Brent”) market spot rates reduced for basis differentials in the basin from which the Company produces. Gas is sold using Henry Hub (“HH”) and Houston Ship Channel (“HSC”) market spot prices. Forward contracts are used by the Group to manage its forward commodity price risk exposure. The Group’s policy is to hedge at least 50% of its the reasonably projected oil & gas production from the Proved Reserves classified as “Developed Producing Reserves” for a rolling 36 month period, but not more than 80% of the reasonably projected production from the Proved Reserves for 36 months and not more than 80% of the reasonably projected production from the Proved reserves classified as Developed Producing Reserves for months 37-60, as required by its Revolving Facility agreement.  The Group has not elected to utilise hedge accounting treatment and changes in fair value are recognised in the statement of profit or loss and other comprehensive income.

A summary of the Company’s outstanding derivative positions as at 31 December 2018 is below:

Oil Derivatives	Weighted Average WTI/LLS (1)			Weighted Average Brent (1)
Year	Units (Bbls)	Floor	Ceiling	Units (Bbls)	Floor	Ceiling
2019	1,238,000	$58.83	$65.24	989,000	$61.89	$69.17
2020	1,326,000	$53.66	$59.56	—	$—	$—
2021	612,000	$48.49	$59.23	—	$—	$—
2022	528,000	$45.68	$60.83	—	$—	$—
2023	160,000	$40.00	$63.10	—	$—	$—
Total	3,864,000	$52.84	$61.65	989,000	$61.89	$69.17

Gas Derivatives (HH/HSC)	Weighted Average (1)
Year	Units (Mcf)	Floor	Ceiling
2019	3,372,000	$2.99	$3.23
2020	1,536,000	$2.65	$2.70
2021	1,200,000	$2.66	$2.66
2022	1,080,000	$2.69	$2.69
2023	240,000	$2.64	$2.64
Total	7,428,000	$2.81	$2.93
(1)

The Company’s outstanding derivative positions include swaps totaling 1,279,000 Bbls and 6,180,000 Mcf, which are included in both the weighted average floor and ceiling value. Additionally, certain volumes in the table above are subject to 3-way collars.  60,000 Bbls in 2019 and 36,000 Bbls in 2020 are hedged via structures containing an additional short put option at a $30 strike price, and 300,000 Bbls in each 2020,  2021 and 2022 contain an additional short put option with a $35 strike price.  The put option strike price is not factored into the Floor in the table above.

In addition to the oil and natural gas derivatives, the Company also had outstanding derivative positions related to propane call options sold in July 2018.  A total of 312,000 barrels with a strike price of $0.76 per unit is contracted in 2019 and 271,000 barrels with a strike price of $0.70 per unit is contracted in 2020.

Subsequent to year-end, the Company entered into 1)    1,205,000 Bbls derivative swap contracts for the years 2019 to 2021 with an weighted average price of $59.35/Bbl 2)  120,000 Bbls of 2019 collars with a floor of $62.00/Bbl and weighted average ceiling of $66.75/Bbl 3) basis hedges for 1,703,000 Bbls for the years 2019 to 2021 at a weighted average price of $5.63/Bbl and 4) put spreads for 136,000 Bbls for the years 2020 and 2021 to enhance existing contracts.

b)           Net Fair Value of Financial Assets and Liabilities

The net fair value of cash and cash equivalent and non-interest bearing monetary financial assets and financial liabilities of the consolidated entity approximate their carrying value.

The net fair value of other monetary financial assets and financial liabilities is based on discounting future cash flows by the current interest rates for assets and liabilities with similar risk profiles. As at 31 December 2018, the balances are not materially different from those disclosed in the consolidated statement of financial position of the Group.

c)           Credit Risk

Credit risk for the Group arises from investments in cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers and joint-interest partners including outstanding receivables and committed transactions, and represents the potential financial loss if counterparties fail to perform as contracted. The Group trades only with recognised, creditworthy third parties.

The maximum exposure to credit risk, excluding the value of any collateral or other security, is the carrying amount, net of any impairment of those assets, as disclosed in the balance sheet and notes to the financial statements. Receivable balances are monitored on an ongoing basis at the individual customer level.

At 31 December 2018, the Group had one customer, a large midstream company and production purchaser, that owed the Group approximately $12.1 million, which accounted for approximately 74%, of total revenue receivables.  At 31 December 2018, the Company has a long term contract in place with this customer, under which the Company is subject to MRC for gathering, processing, transportation and marketing services totaling $70.6 million through 2022.  See Note 30.

The Group owns nearly 100% of the working interest in the majority of the wells it operates, therefore joint interest billing receivables, and the related credit risk, are minimal.  Further, if payment is not made by a working interest partner, the Group can withhold future payments of revenue.

d)           Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities as they become due, without incurring unacceptable losses or risking damage to the Group’s reputation. The Group manages liquidity risk by maintaining adequate reserves and banking facilities by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Financial liabilities are at contractual value, except for provisions, which are estimated at each period end.

The Company has the following commitments related to its financial liabilities (US$’000):

		Less than 1		More than 5
As at 31 December 2018	Total	year	1 — 5 years	years
Trade and other payables	34,796	34,796	—	—
Accrued expenses	35,223	35,223	—	—
Provisions	1,990	900	1,090	—
Credit facilities payments, including interest (1)	446,622	30,956	415,666	—
Total	518,631	101,875	416,756	—
(1)	Assumes credit facilities are held to maturity.

e)           Market Risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: commodity price risk, interest rate risk and foreign currency risk. Financial instruments affected by market risk include loans and borrowings, deposits, trade receivables, trade payables, accrued liabilities and derivative financial instruments.

Commodity Price Risk

The Group is exposed to the risk of fluctuations in prevailing market commodity prices on the mix of oil, gas and NGL products it produces.

Commodity Price Risk Sensitivity Analysis

The table below summarises the impact on profit before tax for changes in commodity prices on the fair value of derivative financial instruments. The impact on equity is the same as the impact on profit before tax as these derivative financial instruments have not been designated as hedges and are therefore adjusted to fair value through profit and loss. The analysis assumes that the crude oil and natural gas price moves $10 per barrel and $0.50 per mcf, with all other variables remaining constant, respectively.

	2018	2017
Year ended 31 December	US$’000	US$’000
Effect on loss before tax
Increase / (Decrease)
Oil
- improvement in US$ oil price of $10 per barrel	(26,507)	(14,287)
- decline in US$ oil price of $10 per barrel	41,937	15,961
Gas
- improvement in US$ gas price of $0.50 per mcf	(3,570)	(1,254)
- decline in US$ gas price of $0.50 per mcf	3,540	1,504

The Group expects that the profit and loss impact from changes in commodity prices on the fair value of derivative instruments would be largely offset by changes in oil and natural gas revenue and settlements on derivative instruments during the period.

Interest Rate Risk

Interest rate risk is the risk that the fair value of the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.  In June 2018, the Company entered into interest rate swap contracts to partially mitigate this risk.  The contracts are as follows:

Interest Rate Swaps
Contract Term	Notional	Rate (1)
11 June 2018 - 2019	187,500,000	2.641%
11 June 2019 - 2020	187,500,000	3.016%
11 June 2020 - 2021	125,000,000	3.072%
11 June 2021 - 2022	125,000,000	3.061%
11 June 2022 - 2023	125,000,000	3.042%
(1)	Each contract has a 1.0% floor, consistent with the structure of the new credit facilities.

Interest Rate Sensitivity Analysis

Based on the net debt position as at 31 December 2018 and 2017 with all other variables remaining constant, the following table represents the effect on income as a result of changes in the interest rate. The impact on equity is the same as the impact on profit (loss) before income tax.

	2018	2017
Year ended 31 December	US$’000	US$’000
Effect on loss before tax
Increase / (Decrease)
- increase in interest rates + 2%	(2,550)	(3,663)
- decrease in interest rates - 2%	2,430	1,177

This assumes that the change in interest rates is effective from the beginning of the financial year and the net debt position and fixed/floating mix is constant over the year. The 2018 amounts also consider the impact of the Company’s interest rate swap.  However, interest rates and the debt profile of the Group are unlikely to remain constant and therefore the above sensitivity amounts are subject to change.